AB Sustainable Global Thematic Fund, Inc.

Portfolio of Investments

April 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.4%
Information Technology – 35.3%
Communications Equipment – 0.9%
Calix, Inc.(a)	560,755	$15,549,736

Electronic Equipment, Instruments & Components – 7.0%
Flex Ltd.(a)	1,393,363	39,919,850
Halma PLC	962,780	26,386,756
Keyence Corp.	51,200	22,516,203
Keysight Technologies, Inc.(a)	252,139	37,301,444

		126,124,253

IT Services – 2.1%
Accenture PLC - Class A	128,619	38,702,743

Semiconductors & Semiconductor Equipment – 12.6%
ASML Holding NV	46,090	40,144,976
Infineon Technologies AG	949,518	32,951,160
NVIDIA Corp.	55,220	47,711,184
NXP Semiconductors NV	160,328	41,074,430
ON Semiconductor Corp.(a)	266,023	18,664,174
Taiwan Semiconductor Manufacturing Co., Ltd.	1,850,000	44,295,946

		224,841,870

Software – 12.7%
Adobe, Inc.(a)	86,304	39,944,080
Bentley Systems, Inc. - Class B(b)	426,782	22,418,858
Fair Isaac Corp.(a)	31,420	35,609,229
Intuit, Inc.	66,303	41,480,483
Microsoft Corp.	149,221	58,096,212
Palo Alto Networks, Inc.(a)	101,799	29,612,311

		227,161,173

		632,379,775

Industrials – 18.6%
Aerospace & Defense – 1.7%
Hexcel Corp.	461,074	29,605,562

Commercial Services & Supplies – 8.2%
Tetra Tech, Inc.	218,703	42,585,848
Veralto Corp.	486,502	45,575,507
Waste Management, Inc.	277,227	57,668,761

		145,830,116

Construction & Engineering – 1.5%
WSP Global, Inc.	174,839	26,529,705

Machinery – 3.7%
Deere & Co.	74,749	29,257,506
SMC Corp.	40,000	21,014,663
TOMRA Systems ASA	1,350,430	16,543,605

		66,815,774

Company	Shares	U.S. $ Value

Professional Services – 3.5%
Experian PLC	912,259	$36,795,005
RELX PLC (London)	639,429	26,272,138

		63,067,143

		331,848,300

Health Care – 17.5%
Health Care Equipment & Supplies – 7.1%
Alcon, Inc.	414,698	31,797,706
Becton Dickinson & Co.	154,117	36,155,848
GE Healthcare, Inc.(a)	418,939	31,939,909
STERIS PLC	133,514	27,311,624

		127,205,087

Health Care Providers & Services – 1.8%
Apollo Hospitals Enterprise Ltd.	450,756	32,117,162

Life Sciences Tools & Services – 7.3%
Bruker Corp.	343,010	26,758,210
Danaher Corp.	152,543	37,620,155
ICON PLC(a)	140,677	41,904,865
West Pharmaceutical Services, Inc.	69,240	24,751,915

		131,035,145

Pharmaceuticals – 1.3%
Johnson & Johnson	153,444	22,186,468

		312,543,862

Financials – 15.1%
Banks – 1.5%
Bank Mandiri Persero Tbk PT	63,541,000	26,857,305

Capital Markets – 7.0%
Deutsche Boerse AG	113,414	21,865,304
London Stock Exchange Group PLC	365,580	40,301,568
MSCI, Inc.	79,596	37,075,021
Partners Group Holding AG	19,783	25,452,136

		124,694,029

Financial Services – 3.3%
Visa, Inc. - Class A	218,335	58,646,964

Insurance – 3.3%
Aflac, Inc.	470,096	39,323,530
AIA Group Ltd.	2,846,400	20,848,038

		60,171,568

		270,369,866

Consumer Staples – 5.2%
Household Products – 1.7%
Procter & Gamble Co. (The)	193,184	31,527,629

Personal Care Products – 3.5%
Haleon PLC	7,123,545	30,085,150
Unilever PLC (London)	620,583	32,103,259

		62,188,409

		93,716,038

Company	Shares	U.S. $ Value

Consumer Discretionary – 3.1%
Automobile Components – 1.3%
Aptiv PLC(a)	327,278	$23,236,738

Household Durables – 1.8%
TopBuild Corp.(a)	81,285	32,893,601

		56,130,339

Utilities – 2.8%
Electric Utilities – 2.8%
NextEra Energy, Inc.	737,103	49,363,788

Energy – 0.8%
Oil, Gas & Consumable Fuels – 0.8%
Neste Oyj	662,366	15,015,252

Total Common Stocks (cost $1,348,473,379)		1,761,367,220

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c)(d)(e) (cost $27,798,480)	27,798,480	27,798,480

Total Investments – 100.0% (cost $1,376,271,859)(f)		1,789,165,700
Other assets less liabilities – 0.0%		557,208

Net Assets – 100.0%		$1,789,722,908

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	TWD	139,128	USD	4,450	05/24/2024	$187,754
Bank of America, NA	USD	4,394	INR	366,462	06/14/2024	(11,028)
Bank of America, NA	HKD	100,142	USD	12,841	07/18/2024	10,675
Barclays Bank PLC	TWD	134,179	USD	4,183	05/24/2024	72,566
Barclays Bank PLC	GBP	104,698	USD	130,185	06/20/2024	(673,903)
BNP Paribas SA	EUR	3,475	USD	3,790	06/12/2024	75,622
Citibank, NA	USD	22,868	CAD	30,767	06/13/2024	(503,888)
Citibank, NA	USD	7,490	INR	626,006	06/14/2024	(2,673)
Citibank, NA	NOK	147,310	USD	13,389	07/19/2024	102,762
Deutsche Bank AG	BRL	47,495	USD	9,183	05/03/2024	36,786
Deutsche Bank AG	USD	9,503	BRL	47,495	05/03/2024	(356,511)
Deutsche Bank AG	CNH	26,089	USD	3,599	05/23/2024	(49)
Deutsche Bank AG	USD	44,769	EUR	40,869	06/12/2024	(1,081,980)
Deutsche Bank AG	USD	3,742	INR	313,121	06/14/2024	3,319
Goldman Sachs Bank USA	INR	1,542,877	USD	18,612	06/14/2024	159,129
JPMorgan Chase Bank, NA	EUR	4,358	USD	4,749	06/12/2024	90,174
JPMorgan Chase Bank, NA	USD	4,173	GBP	3,336	06/20/2024	(3,331)
JPMorgan Chase Bank, NA	USD	12,962	SEK	141,147	07/19/2024	(108,600)
Morgan Stanley Capital Services, Inc.	BRL	47,495	USD	9,181	05/03/2024	34,656
Morgan Stanley Capital Services, Inc.	USD	9,183	BRL	47,495	05/03/2024	(36,786)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	5,635	CHF	4,923	05/08/2024	$(276,510)
Morgan Stanley Capital Services, Inc.	USD	55,511	JPY	8,198,629	05/16/2024	(3,418,219)
Morgan Stanley Capital Services, Inc.	TWD	112,932	USD	3,630	05/24/2024	170,399
Morgan Stanley Capital Services, Inc.	USD	9,156	BRL	47,495	06/04/2024	(34,548)
Morgan Stanley Capital Services, Inc.	EUR	3,630	USD	3,866	06/12/2024	(13,979)
Morgan Stanley Capital Services, Inc.	USD	5,841	EUR	5,447	06/12/2024	(18,748)
Morgan Stanley Capital Services, Inc.	USD	2,838	INR	237,288	06/14/2024	447
Morgan Stanley Capital Services, Inc.	USD	30,100	AUD	46,913	06/27/2024	340,330
Morgan Stanley Capital Services, Inc.	USD	20,560	KRW	28,008,397	07/18/2024	(273,931)
NatWest Markets PLC	USD	8,822	EUR	8,105	06/12/2024	(158,251)
State Street Bank & Trust Co.	USD	13,167	CHF	11,513	05/08/2024	(636,043)
State Street Bank & Trust Co.	USD	2,766	ZAR	52,878	06/14/2024	34,434
State Street Bank & Trust Co.	USD	3,217	HKD	25,111	07/18/2024	412
UBS AG	CHF	32,820	USD	37,333	05/08/2024	1,610,177
UBS AG	USD	49,537	CNH	355,371	05/23/2024	(509,412)

						$(5,188,748)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of April 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $461,728,386 and gross unrealized depreciation of investments was $(54,023,293), resulting in net unrealized appreciation of $407,705,093.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Country Breakdown1

April 30, 2024 (unaudited)

70.3%	United States
7.0%	United Kingdom
3.2%	Switzerland
3.1%	Germany
2.5%	Taiwan
2.4%	Japan
2.2%	Netherlands
1.8%	India
1.5%	Indonesia
1.5%	Canada
1.2%	Hong Kong
0.9%	Norway
0.8%	Finland
1.6%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Sustainable Global Thematic Fund, Inc.

April 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2024:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$466,084,734	$166,295,041		$—	$632,379,775
Industrials	231,222,889	100,625,411		—	331,848,300
Health Care	248,628,994	63,914,868		—	312,543,862
Financials	135,045,515	135,324,351		—	270,369,866
Consumer Staples	31,527,629	62,188,409		—	93,716,038
Consumer Discretionary	56,130,339	—		—	56,130,339
Utilities	49,363,788	—		—	49,363,788
Energy	—	15,015,252		—	15,015,252
Short-Term Investments	27,798,480	—		—	27,798,480

Total Investments in Securities	1,245,802,368	543,363,332	(a)	—	1,789,165,700
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	2,929,642		—	2,929,642
Liabilities:
Forward Currency Exchange Contracts	—	(8,118,390)		—	(8,118,390)

Total	$1,245,802,368	$538,174,584		$—	$1,783,976,952

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2024 is as follows:

Fund	Market Value 07/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$63,956	$295,182	$331,340	$27,798	$1,264